                                          Mutual of America
                                          Institutional Funds, Inc.



                                 ANNUAL REPORT


                                ALL AMERICA FUND
                                   BOND FUND
                               MONEY MARKET FUND

                               DECEMBER 31, 1997


   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            PAGE
                                                                            ----
 President's Message.......................................................   1
 Performance Graphs........................................................   2
 Portfolio of Investments in Securities:
   All America Fund........................................................   4
   Bond Fund...............................................................  17
   Money Market Fund.......................................................  18
 Statement of Assets and Liabilities.......................................  19
 Statement of Operations...................................................  20
 Statements of Changes in Net Assets.......................................  21
 Financial Highlights......................................................  22
 Notes to Financial Statements.............................................  23
 Report of Independent Public Accountants..................................  26

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

  We are pleased to provide Mutual of America Institutional Funds' annual report to shareholders. The All America Fund and the Bond Fund commenced operations on May 1, 1996 and the Money Market Fund commenced on May 1, 1997. These funds are designed principally as investment vehicles for endowments, foundations and other institutional investors. The investment philosophy of the funds is modeled after similarly named funds available under annuity contracts and variable universal life insurance policies issued by Mutual of America Life Insurance Company and The American Life Insurance Company of New York.

  The U.S. economy grew briskly in 1997 fueled by the good profit growth which is anticipated to slow in 1998. The markets responded with another good year buoyed by the lowest unemployment rate in 25 years coupled with low inflation. Strong Corporate earnings and cash flows into the equity market have propelled the S&P 500 up 33.4% for the year. The Dow Jones Industrial Average rose nearly 25% for the same period. In the debt markets, rates have responded to the market pressures with the long treasury average yield at its lowest since 1993.


  For 1998 we expect some disinflation with prices for goods coming down. The market place does not feel any Federal Reserve action will be needed to raise rates and indeed there may be some inclination to lower rates.

  The annual total return performance of each fund for the year ended December 31, 1997 was as follows. For the Money Market Fund, the return shown is cumulative from its May 1, 1997 inception.

       All America Fund.................................................. +26.0%
       Bond Fund......................................................... + 8.9%
       Money Market Fund................................................. + 3.5%

  All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

  On the pages which immediately follow are brief presentations and graphs for each fund (except the Money Market Fund) which illustrate each fund's respective:

  . Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;
  . Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
  . Historical performance compared with appropriate indexes.

  The portfolios of each fund and financial statements are presented in the pages which then follow.

  We look forward to participating productively in the equity, fixed income and money markets throughout 1998.

                                      Sincerely,
                                      /s/ Dolores J. Morrissey
                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Institutional Funds,
                                       Inc.

                               ALL AMERICA FUND

  The All America Fund's investment objective is to outperform the S&P 500 by providing a diversified portfolio of assets with diversified management and a broad exposure to the market. It is comprised of several distinct segments which have specifically defined roles. The largest segment (approximately 60%) attempts to reflect the performance of the S&P 500. Four actively managed segments, managed by three subadvisors and Mutual of America Capital Management Corporation each consisting of approximately 10% of the portfolio's total assets, comprise the remainder of the Fund. These segments concentrate in the following areas: small cap value, small cap growth, large cap value and mid to large cap growth.

  For the year ended December 31, 1997, the Fund's total return of 26.0% was below that of its respective index, the Standard & Poor's Composite 500 Index (S&P 500) which returned 33.4%. The performance of the All America Fund, in relation to the index was hindered by the overall laggard performance experienced by smaller capitalized companies which comprised approximately half of the actively managed assets of this fund.

                All America Fund                          S&P 500 Index
-------------------------------------------------------------------------------
5/96*           10,000                                    10,000
-------------------------------------------------------------------------------
12/96           11,043                                    11,515
-------------------------------------------------------------------------------
12/97           13,909                                    15,356
-------------------------------------------------------------------------------


    All America Fund                      S & P 500 Index
    ----------------                   ----------------------
Period     Growth   Total Return        Period     Growth    Total Return
Ended      of       Cumu-  Annual       Ended      of        Cumu-  Annual
12/31/97   $10,000  lative Average      12/31/97   $10,000   lative Average
----------------------------------    ------------------------------------
1 year     $12,595  26.0%   26.0%       1 year     $13,336   33.4%  33.4%
Since                                   Since
Inception* $13,909  39.1%   21.9%      Inception*  $15,356   53.6%  29.4%
----------------------------------    ------------------------------------

  The line representing the performance return of the All America Fund includes expenses (such as transaction costs, management fees and net operating expense) that reduce returns, while the performance return line of the index does not.

                               MONEY MARKET FUND

  The Money Market's total return since its May 1, 1997 inception was 3.5%, which when expressed as an annualized rate was 5.2%, matching the Salomon Brothers three-month Treasury Bill Index which returned 5.2% for the year. The seven day annualized effective yield as of 2/17/98 is 5.52%. As with all past performance reportings, this yield is not necessarily indicative of future actual yields.


                Bond Fund               Lehman Brothers\rGov't./Corp Bond Index
-------------------------------------------------------------------------------
5/96*           10,000                  10,000
-------------------------------------------------------------------------------
12/96           10,501                  10,610
-------------------------------------------------------------------------------
12/97           11,435                  11,646
-------------------------------------------------------------------------------


                                   BOND FUND

       Bond Fund                       Lehman Bros. Gov't./Corp. Bond Index
       ---------                       ----------------------------------------
Period       Growth  Total Return      Period       Growth    Total Return
Ended        of      Cum-    Annual    Ended        of        Cumu-  Annual
12/31/97     $10,000 lative  Average   12/31/97     $10,000    lative Average
----------------------------------     ----------------------------------------
1 year       $10,890 8.9%    8.9%      1 year       $10,976    9.8%   9.8%
Since 5/1/96                           Since 5/1/96
(Inception)  $11,435 14.3%   8.4%      (Inception)  $11,646   16.5%   9.6%
---------------------------------    ----------------------------------------

  The line representing the performance return of the Bond Fund includes expenses (such as transaction costs, management fees and net operating expense) that reduce returns, while the performance return line of the index does not.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS:
Common Stocks
 3Com Corp. ................................................. 1,544  $    53,943
 Abbott Laboratories......................................... 3,429      224,813
 Adobe Systems, Inc. ........................................   327       13,488
 Advanced Micro Devices, Inc. ...............................   631       11,318
 Aeroquip-Vickers, Inc. .....................................   126        6,181
 Aetna, Inc. ................................................   671       47,347
 Ahmanson (H.F.) & Co. ......................................   423       28,314
 Air Products & Chemicals Corp. .............................   491       40,384
 Airtouch Communications, Inc. .............................. 2,257       93,806
 Alberto Culver Co. Cl B.....................................   251        8,047
 Albertson's, Inc. .......................................... 1,101       52,159
 Alcan Aluminum Ltd. ........................................ 1,017       28,094
 Allegheny Teledyne Inc. ....................................   788       20,389
 Allergan, Inc. .............................................   291        9,766
 AlliedSignal, Inc. ......................................... 2,536       98,745
 Allstate Corp. ............................................. 1,922      174,661
 Alltel Corp. ...............................................   837       34,369
 Aluminum Co. of America.....................................   779       54,822
 Alza Corp. .................................................   381       12,120
 Amerada Hess Corp. .........................................   411       22,553
 American Electric Power Co. ................................   848       43,778
 American Express Co. ....................................... 2,084      185,997
 American General Corp. ..................................... 1,092       59,056
 American Greetings Corp. Cl A...............................   337       13,185
 American Home Products Corp. ............................... 2,906      222,309
 American Int'l. Group, Inc. ................................ 3,142      341,692
 American Stores Co. ........................................ 1,220       25,086
 Ameritech Corp. ............................................ 2,453      197,466
 Amgen, Inc. ................................................ 1,188       64,300
 Amoco Corp. ................................................ 2,183      185,827
 Amp, Inc. ..................................................   984       41,328
 AMR Corp. ..................................................   412       52,942
 Anadarko Petroleum Corp. ...................................   267       16,203
 Andrew Corp. ...............................................   404        9,696
 Anheuser Busch Cos., Inc. .................................. 2,204       96,976
 Aon Corp. ..................................................   749       43,910
 Apache Corp. ...............................................   405       14,200
 Apple Computer, Inc. .......................................   571        7,494
 Applied Materials, Inc. .................................... 1,634       49,224
 Archer Daniels Midland Co. ................................. 2,510       54,435
 Armco, Inc. ................................................   480        2,370
 Armstrong World Inds., Inc. ................................   183       13,679
 Asarco, Inc. ...............................................   189        4,240
 Ashland, Inc. ..............................................   335       17,985
 AT&T Corp. ................................................. 7,279      445,838
 Atlantic Richfield Co. ..................................... 1,437      115,139
 Autodesk, Inc. .............................................   215        7,955
 Automatic Data Processing, Inc. ............................ 1,312       80,524
 AutoZone, Inc. .............................................   677       19,633
 Avery Dennison Corp. .......................................   462       20,674
 Avon Products, Inc. ........................................   593       36,395
 Baker Hughes, Inc. .........................................   756       32,980
 Ball Corp. .................................................   135        4,767
 Baltimore Gas & Electric Co. ...............................   662       22,549
 Banc One Corp. ............................................. 2,631      142,896
 Bank of New York, Inc. ..................................... 1,689       97,645
 BankAmerica Corp. .......................................... 3,109      226,957
 BankBoston Corp. ...........................................   653       61,341
 Bankers Trust New York Corp. ...............................   449       50,484
 Bard (C.R.), Inc. ..........................................   257        8,047
 Barnett Banks, Inc. ........................................   865       62,171
 Barrick Gold Corp. ......................................... 1,670       31,103
 Battle Mountain Gold Co. ................................... 1,029        6,045

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Bausch & Lomb, Inc. ........................................    248 $     9,827
 Baxter International, Inc. .................................  1,252      63,147
 Bay Networks, Inc. .........................................    941      24,054
 BB&T Corp. .................................................    613      39,270
 Becton Dickinson & Co. .....................................    547      27,350
 Bell Atlantic Corp. ........................................  3,479     316,589
 BellSouth Corp. ............................................  4,442     250,140
 Bemis Co. ..................................................    238      10,486
 Beneficial Corp. ...........................................    238      19,783
 Bethlehem Steel Corp. ......................................    505       4,355
 Biomet, Inc. ...............................................    499      12,786
 Black & Decker Corp. .......................................    423      16,523
 Block (H & R), Inc. ........................................    466      20,882
 Boeing Co. .................................................  4,487     219,582
 Boise Cascade Corp. ........................................    249       7,532
 Boston Scientific Corp. ....................................    870      39,911
 Briggs & Stratton Corp. ....................................    114       5,536
 Bristol-Myers Squibb Co. ...................................  4,457     421,743
 Brown-Forman Corp. Cl B ....................................    309      17,072
 Browning Ferris Inds., Inc. ................................    854      31,598
 Brunswick Corp. ............................................    445      13,489
 Burlington Northern Santa Fe Corp. .........................    697      64,777
 Burlington Resources, Inc. .................................  1,039      46,560
 Cabletron Systems, Inc. ....................................    707      10,605
 Caliber System, Inc. .......................................    174       8,471
 Campbell Soup Co. ..........................................  2,051     119,214
 Cardinal Health, Inc. ......................................    486      36,510
 Carolina Power & Light Co. .................................    678      28,772
 Case Corp. .................................................    334      20,186
 Caterpillar, Inc. ..........................................  1,669      81,050
 CBS Corp. ..................................................  3,156      92,904
 Cendant Corporation ........................................  3,544     121,811
 Centex Corp. ...............................................    130       8,181
 Central & South West Corp. .................................    951      25,736
 Ceridian Corp. .............................................    362      16,584
 Champion International Corp. ...............................    430      19,484
 Charles Schwab Corp. .......................................  1,186      49,737
 Charming Shoppes, Inc. .....................................    474       2,221
 Chase Manhattan Corp. ......................................  1,898     207,831
 Chevron Corp. ..............................................  2,934     225,918
 Chrysler Corp. .............................................  2,970     104,506
 Chubb Corp. ................................................    763      57,701
 CIGNA Corp. ................................................    332      57,456
 Cincinnati Financial Corp. .................................    246      34,624
 Cincinnati Milacron, Inc. ..................................    179       4,642
 Cinergy Corp. ..............................................    707      27,086
 Circuit City Group, Inc. ...................................    441      15,683
 Cisco Systems, Inc. ........................................  4,511     251,488
 Citicorp ...................................................  2,053     259,576
 Clear Channel Communications, Inc. .........................    439      34,873
 Clorox Co. .................................................    463      36,605
 Coastal Corp. ..............................................    475      29,420
 Coca-Cola Co. .............................................. 11,087     738,671
 Cognizant Corp. ............................................    736      32,798
 Colgate-Palmolive Co. ......................................  1,326      97,461
 Columbia Energy Group ......................................    248      19,483
 Columbia HCA Healthcare Corp. ..............................  2,903      86,001
 Comcast Corp. Cl A .........................................  1,563      49,332
 Comerica, Inc. .............................................    473      42,688
 Compaq Computer Corp. ......................................  3,388     191,210
 Computer Associates Intl., Inc. ............................  2,446     129,332
 Computer Sciences Corp. ....................................    346      28,891
 Conagra, Inc. ..............................................  2,120      69,562

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Conseco, Inc. ..............................................    842 $    38,258
 Consolidated Edison Inc. ...................................  1,053      43,173
 Consolidated Natural Gas Co. ...............................    427      25,833
 Cooper Industries, Inc. ....................................    547      26,803
 Cooper Tire & Rubber Co. ...................................    353       8,604
 Coors (Adolph) Co. Cl B ....................................    166       5,519
 CoreStates Financial Corp. .................................    887      71,015
 Corning, Inc. ..............................................  1,034      38,387
 Costco Co. .................................................    952      42,483
 Countrywide Credit Industries ..............................    480      20,580
 CPC International, Inc. ....................................    643      69,444
 Crane Co. ..................................................    206       8,935
 Crown Cork & Seal Co., Inc. ................................    575      28,821
 CSX Corp. ..................................................    976      52,704
 Cummins Engine, Inc. .......................................    171      10,099
 CVS Corp. ..................................................    771      49,392
 Cyprus Amax Minerals Co. ...................................    419       6,442
 Dana Corp. .................................................    468      22,230
 Darden Restaurants, Inc. ...................................    686       8,575
 Data General Corp. .........................................    214       3,731
 Dayton Hudson Corp. ........................................    975      65,812
 Deere & Co. ................................................  1,130      65,893
 Dell Computer Corp. ........................................  1,463     122,892
 Delta Air Lines, Inc. ......................................    329      39,151
 Deluxe Corp. ...............................................    369      12,730
 Digital Equipment Corp. ....................................    663      24,531
 Dillard's Inc. .............................................    501      17,660
 Disney (Walt) Co. ..........................................  3,025     299,664
 Dominion Resources, Inc. ...................................    833      35,454
 Donnelley (R.R.) & Sons Co. ................................    656      24,436
 Dover Corp. ................................................    996      35,980
 Dow Chemical Co. ...........................................  1,022     103,733
 Dow Jones & Co., Inc. ......................................    430      23,085
 Dresser Industries, Inc. ...................................    785      32,920
 DSC Communications Corp. ...................................    526      12,624
 DTE Energy Co. .............................................    650      22,546
 Du Pont (E.I.) De Nemours & Co. ............................  5,067     304,336
 Duke Energy Corp. ..........................................  1,613      89,319
 Dun & Bradstreet Corp. .....................................    764      23,636
 Eastern Enterprises ........................................     91       4,095
 Eastman Chemical Co. .......................................    351      20,906
 Eastman Kodak Co. ..........................................  1,460      88,786
 Eaton Corp. ................................................    346      30,880
 Echlin, Inc. ...............................................    283      10,241
 Echo Bay Mines, Ltd. .......................................    625       1,523
 Ecolab, Inc. ...............................................    290      16,076
 Edison International .......................................  1,710      46,490
 EG&G, Inc. .................................................    205       4,266
 EMC Corp. ..................................................  2,212      60,691
 Emerson Electric Co. .......................................  1,987     112,141
 Engelhard Corp. ............................................    647      11,241
 Enron Corp. ................................................  1,426      59,268
 Entergy Corp. ..............................................  1,081      32,362
 Equifax, Inc. ..............................................    676      23,955
 Exxon Corp. ................................................ 11,055     676,427
 Fannie Mae .................................................  4,754     271,275
 Federal Express Corp. ......................................    515      31,447
 Federated Department Stores, Inc. ..........................    937      40,349
 Fifth Third Bancorp ........................................    691      56,489
 First Chicago NBD Corp. ....................................  1,304     108,884
 First Data Corp. ...........................................  1,919      56,130
 First Union Corp. ..........................................  2,816     144,320
 FirstEnergy Corp. ..........................................    984      28,536

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Fleet Financial Group, Inc. ................................  1,120 $    83,930
 Fleetwood Enterprises, Inc.  ...............................    161       6,832
 Fluor Corp. ................................................    376      14,053
 FMC Corp. ..................................................    167      11,241
 Ford Motor Co. .............................................  5,380     261,938
 Fort James Corp. of Virginia ...............................    936      35,802
 Fortune Brands, Inc. .......................................    768      28,464
 Foster Wheeler Corp. .......................................    182       4,925
 FPL Group, Inc. ............................................    816      48,297
 Freddie Mac ................................................  3,114     130,593
 Freeport-McMoran Copper & Gold, Inc. Cl B ..................    891      14,033
 Frontier Corp. .............................................    736      17,710
 Fruit of the Loom, Inc. ....................................    328       8,405
 Gannett, Inc. ..............................................  1,270      78,501
 Gap, Inc. ..................................................  1,802      63,840
 General Dynamics Corp. .....................................    280      24,202
 General Electric Co. ....................................... 14,679   1,076,565
 General Mills, Inc. ........................................    717      51,355
 General Motors Corp. .......................................  3,171     192,241
 General Re Corp. ...........................................    357      75,684
 General Signal Corp. .......................................    226       9,534
 Genuine Parts Co. ..........................................    807      27,387
 Georgia-Pacific (Timber Group) .............................    410      24,907
 Giant Food, Inc. ...........................................    269       9,061
 Gillette Co. ...............................................  2,508     251,897
 Golden West Financial Corp. ................................    254      24,844
 Goodrich (B.F.) Co. ........................................    242      10,027
 Goodyear Tire & Rubber Co. .................................    699      44,473
 GPU Inc. ...................................................    541      22,789
 Grainger (W.W.), Inc. ......................................    223      21,672
 Great Atl. & Pac. Tea Co. ..................................    171       5,076
 Great Lakes Chemical Corp. .................................    268      12,026
 Green Tree Financial Corp. .................................    609      15,948
 GTE Corp. ..................................................  4,285     223,891
 Guidant Corp. ..............................................    664      41,334
 Halliburton Co. ............................................  1,174      60,974
 Harcourt General, Inc. .....................................    317      17,355
 Harland (John H.) Co. ......................................    139       2,919
 Harnischfeger Industries, Inc. .............................    221       7,804
 Harrah's Entertainment, Inc. ...............................    452       8,531
 Harris Corp. ...............................................    356      16,331
 Hartford Financial Svs Grp, Inc. ...........................    529      49,494
 Hasbro, Inc. ...............................................    569      17,923
 HBO & Co. ..................................................    887      42,576
 HealthSouth Corp. ..........................................  1,765      48,978
 Heinz (H.J.) Co. ...........................................  1,655      84,094
 Helmerich & Payne, Inc. ....................................    112       7,602
 Hercules, Inc. .............................................    433      21,677
 Hershey Foods Corp. ........................................    640      39,640
 Hewlett-Packard Co. ........................................  4,661     291,312
 Hilton Hotels Corp. ........................................  1,120      33,320
 Home Depot, Inc. ...........................................  3,271     192,580
 Homestake Mining Co. .......................................    658       5,839
 Honeywell, Inc. ............................................    571      39,113
 Household International, Inc. ..............................    479      61,102
 Houston Industries, Inc. ...................................  1,278      34,106
 Humana, Inc. ...............................................    734      15,230
 Huntington Bancshares, Inc. ................................    813      29,268
 Ikon Office Solutions, Inc. ................................    595      16,734
 Illinois Tool Works, Inc. ..................................  1,118      67,219
 Inco Ltd. ..................................................    748      12,716
 Ingersoll Rand Co. .........................................    743      30,091
 Inland Steel Industries, Inc. ..............................    219       3,750

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Intel Corp. ................................................ 7,334  $   515,213
 International Paper Co. .................................... 1,355       58,434
 Interpublic Group of Cos., Inc. ............................   558       27,795
 Intl. Business Machines Corp. .............................. 4,358      455,683
 Intl. Flavors & Fragrances..................................   490       25,235
 ITT Corp. ..................................................   522       43,260
 ITT Industries, Inc. .......................................   531       16,660
 Jefferson-Pilot Corp. ......................................   317       24,686
 Johnson & Johnson .......................................... 6,029      397,160
 Johnson Controls, Inc. .....................................   375       17,906
 Jostens, Inc. ..............................................   176        4,059
 Kaufman & Broad Home Corp. .................................   174        3,904
 Kellogg Co. ................................................ 1,849       91,756
 Kerr-McGee Corp. ...........................................   214       13,548
 KeyCorp ....................................................   973       68,900
 Kimberly Clark Corp. ....................................... 2,454      121,012
 King World Productions, Inc. ...............................   165        9,528
 KLA Tencor Corporation .....................................   375       14,484
 Kmart Corp. ................................................ 2,182       25,229
 Knight-Ridder, Inc. ........................................   379       19,708
 Kroger Corp. ............................................... 1,140       42,108
 Laidlaw, Inc. .............................................. 1,473       20,069
 Lilly (Eli) & Co. .......................................... 4,973      346,245
 Limited (The), Inc. ........................................ 1,217       31,033
 Lincoln National Corp. .....................................   457       35,703
 Liz Claiborne, Inc. ........................................   300       12,543
 Lockheed Martin Corp. ......................................   869       85,596
 Loews Corp. ................................................   515       54,654
 Longs Drug Stores, Inc. ....................................   176        5,654
 Louisiana-Pacific Corp. ....................................   490        9,310
 Lowe's Companies, Inc. .....................................   779       37,148
 LSI Logic Corp. ............................................   636       12,561
 Lucent Technologies, Inc. .................................. 2,875      229,640
 Mallinckrodt, Inc. .........................................   329       12,502
 Manor Care, Inc. ...........................................   285        9,975
 Marriott International, Inc. ...............................   570       39,472
 Marsh & McLennan Cos., Inc. ................................   755       56,294
 Masco Corp. ................................................   739       37,596
 Mattel, Inc. ............................................... 1,302       48,499
 May Department Stores Co. .................................. 1,042       54,900
 Maytag Corp. ...............................................   426       15,895
 MBIA Inc. ..................................................   400       26,725
 MBNA Corp. ................................................. 2,245       61,316
 McDermott International Inc. ...............................   249        9,119
 McDonald's Corp. ........................................... 3,083      147,213
 McGraw-Hill Cos., Inc. .....................................   443       32,782
 MCI Communications Corp. ................................... 3,122      133,660
 Mead Corp. .................................................   468       13,104
 Medtronic, Inc. ............................................ 2,095      109,594
 Mellon Bank Corp. .......................................... 1,141       69,173
 Mercantile Stores, Inc. ....................................   165       10,044
 Merck & Co., Inc. .......................................... 5,372      570,775
 Meredith Corp. .............................................   240        8,565
 Merrill Lynch & Co., Inc. .................................. 1,485      108,312
 MGIC Investment Corp. ......................................   511       33,981
 Micron Technology, Inc. ....................................   944       24,544
 Microsoft Corp. ............................................ 5,410      699,242
 Millipore Corp. ............................................   195        6,617
 Minnesota Mining & Mfg. Co. ................................ 1,832      150,338
 Mirage Resorts, Inc. .......................................   801       18,222
 Mobil Corp. ................................................ 3,522      254,244
 Monsanto Co. ............................................... 2,658      111,636
 Moore Corp., Ltd. ..........................................   398        6,019

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Morgan (J.P.) & Co., Inc. ..................................    802 $    90,525
 Morgan Stanley Dean Witter Discover and Co. ................  2,656     157,036
 Morton International, Inc. .................................    628      21,587
 Motorola, Inc.  ............................................  2,668     152,242
 NACCO Industries, Inc. Cl A.................................     37       3,965
 Nalco Chemical Co. .........................................    299      11,829
 National City Corp. ........................................    964      63,383
 National Semiconductor Corp. ...............................    751      19,479
 National Service Industries.................................    202      10,011
 NationsBank Corp. ..........................................  3,190     193,991
 Navistar International Corp. ...............................    327       8,113
 New York Times Co. Cl A.....................................    430      28,433
 Newell Co. .................................................    713      30,302
 Newmont Mining Corp. .......................................    700      20,562
 NextLevel Systems, Inc. ....................................    660      11,797
 Niagara Mohawk Power Corp. .................................    647       6,793
 Nicor, Inc. ................................................    218       9,196
 Nike, Inc. Cl B.............................................  1,294      50,789
 Nordstrom, Inc. ............................................    346      20,889
 Norfolk Southern Corp. .....................................  1,689      52,042
 Northern States Power Co. ..................................    311      18,115
 Northern Telecom, Ltd. .....................................  1,175     104,575
 Northrop Grumman Corp. .....................................    299      34,385
 Norwest Corp. ..............................................  3,386     130,784
 Novell, Inc. ...............................................  1,564      11,730
 Nucor Corp. ................................................    394      19,035
 Occidental Petroleum Corp. .................................  1,519      44,525
 Omnicom Group, Inc. ........................................    726      30,764
 Oneok, Inc. ................................................    139       5,612
 Oracle Corp. ...............................................  4,391      97,974
 Oryx Energy Co. ............................................    472      12,036
 Owens Corning ..............................................    239       8,155
 Owens Illinois..............................................    629      23,862
 Paccar, Inc. ...............................................    349      18,322
 Pacific Enterprises.........................................    373      14,034
 PacifiCorp. ................................................  1,327      36,243
 Pall Corp. .................................................    570      11,791
 Parametric Technology Co. ..................................    571      27,051
 Parker Hannifin Corp. ......................................    500      22,937
 Peco Energy Co. ............................................    997      24,177
 Penney (J.C.) Co., Inc. ....................................  1,115      67,248
 Pennzoil Co. ...............................................    215      14,364
 Peoples Energy Corp. .......................................    157       6,181
 Pep Boys-Manny, Moe & Jack..................................    283       6,756
 Pepsico, Inc. ..............................................  6,801     247,811
 Perkin-Elmer Corp. .........................................    196      13,928
 Pfizer, Inc. ...............................................  5,792     431,866
 PG & E Corp. ...............................................  1,965      59,809
 Pharmacia & Upjohn, Inc. ...................................  2,275      83,321
 Phelps Dodge Corp. .........................................    271      16,869
 Philip Morris Cos., Inc. ................................... 10,857     491,957
 Phillips Petroleum Co. .....................................  1,180      57,377
 Pioneer Hi-Bred Intl., Inc. ................................    268      28,743
 Pitney Bowes, Inc. .........................................    647      58,189
 Placer Dome, Inc. ..........................................  1,073      13,613
 PNC Bank Corp. .............................................  1,376      78,518
 Polaroid Corp. .............................................    204       9,932
 Potlatch Corp. .............................................    130       5,590
 PP&L Resources, Inc. .......................................    740      17,713
 PPG Industries, Inc. .......................................    803      45,871
 Praxair, Inc. ..............................................    708      31,860
 Proctor & Gamble Co. .......................................  6,025     480,870
 Progressive Corp. of Ohio...................................    323      38,719

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Providian Financial Corp. ..................................   420  $    18,978
 Public Svc. Enterprise Group, Inc. ......................... 1,039       32,923
 Pulte Corp. ................................................    95        3,972
 Quaker Oats Co. ............................................   616       32,494
 Ralston Purina Co. .........................................   477       44,331
 Raychem Corp. ..............................................   390       16,794
 Raytheon Co. ...............................................   208       10,286
 Raytheon Co. ............................................... 1,559       78,729
 Reebok International Ltd. ..................................   252        7,260
 Republic New York Corp. ....................................   246       28,090
 Reynolds Metals Co. ........................................   330       19,800
 Rite-Aid Corp. .............................................   551       32,336
 Rockwell Intl., Corp. ......................................   936       48,906
 Rohm & Haas Co. ............................................   276       26,427
 Rowan Cos., Inc. ...........................................   388       11,834
 Royal Dutch Petro Co.--NY Shr............................... 9,609      520,687
 Rubbermaid, Inc. ...........................................   672       16,800
 Russell Corp. ..............................................   163        4,329
 Ryder System, Inc. .........................................   348       11,397
 Safeco Corp. ...............................................   633       30,858
 Safety-Kleen Corp. .........................................   261        7,161
 Sara Lee Corp. ............................................. 2,152      121,184
 SBC Communications, Inc. ................................... 4,109      300,984
 Schering-Plough Corp. ...................................... 3,283      203,956
 Schlumberger, Ltd. ......................................... 2,218      178,549
 Scientific-Atlanta, Inc. ...................................   347        5,812
 Seagate Technology, Inc. ................................... 1,096       21,098
 Seagram, Ltd. .............................................. 1,598       51,635
 Sears Roebuck & Co. ........................................ 1,755       79,413
 Service Corp. International ................................ 1,127       41,628
 Shared Medical Systems Corp. ...............................   112        7,392
 Sherwin-Williams Co. .......................................   774       21,478
 Sigma-Aldrich Corp. ........................................   449       17,847
 Silicon Graphics, Inc. .....................................   839       10,435
 Snap-On, Inc. ..............................................   274       11,953
 Sonat, Inc. ................................................   384       17,568
 Southern Co. ............................................... 3,094       80,057
 Southwest Airlines Co. .....................................   981       24,157
 Springs Industries, Inc. Cl A...............................    90        4,680
 Sprint Corp. ............................................... 1,929      113,087
 St. Jude Medical, Inc. .....................................   411       12,535
 St. Paul Companies (The)....................................   376       30,855
 Stanley Works ..............................................   399       18,827
 State Street Corp ..........................................   720       41,895
 Stone Container Corp. ......................................   445        4,644
 Sun America, Inc. ..........................................   874       37,363
 Sun Co., Inc. ..............................................   325       13,670
 Sun Microsystems, Inc. ..................................... 1,679       66,950
 Suntrust Banks, Inc. .......................................   945       67,449
 Supervalu, Inc. ............................................   272       11,390
 Synovus Financial Corp. ....................................   800       26,200
 Sysco Corp. ................................................   767       34,946
 Tandy Corp. ................................................   474       18,278
 Tektronix, Inc. ............................................   225        8,929
 Tele-Communications Inc.--Cl A.............................. 2,269       63,390
 Tellabs, Inc. ..............................................   811       42,881
 Temple-Inland, Inc. ........................................   255       13,339
 Tenet Healthcare Corp. ..................................... 1,357       44,950
 Tenneco, Inc. ..............................................   763       30,138
 Texaco, Inc. ............................................... 2,457      133,599
 Texas Instruments, Inc. .................................... 1,750       78,750
 Texas Utilities Co. ........................................ 1,105       45,926
 Textron, Inc. ..............................................   739       46,187

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Thermo Electron Corp. ......................................    673 $    29,948
 Thomas & Betts Corp. .......................................    246      11,623
 Time Warner, Inc. ..........................................  2,509     155,558
 Times Mirror Co. Cl A.......................................    429      26,383
 Timken Co. .................................................    282       9,693
 TJX Cos., Inc. .............................................    732      25,162
 Torchmark Corp. ............................................    620      26,078
 Toys R Us, Inc. ............................................  1,278      40,177
 Transamerica Corp. .........................................    284      30,246
 Travelers Group, Inc. ......................................  5,141     276,971
 Tribune Co. ................................................    550      34,237
 Tricon Global Restaurants, Inc. ............................    685      19,907
 TRW, Inc. ..................................................    552      29,463
 Tupperware Corp. ...........................................    274       7,637
 Tyco International Ltd. ....................................  2,388     107,609
 U.S. Bancorp ...............................................  1,097     122,795
 U.S. Surgical Corp. ........................................    329       9,643
 U.S. West Media Group ......................................  2,717      78,453
 U.S. West Communications Group .............................  2,166      97,740
 Unicom Corp. ...............................................    969      29,796
 Unilever N.V. ..............................................  2,868     179,070
 Union Camp Corp. ...........................................    311      16,696
 Union Carbide Corp. ........................................    557      23,916
 Union Electric Co. .........................................    458      19,808
 Union Pacific Corp. ........................................  1,107      69,118
 Union Pacific Resources Grp., Inc. .........................  1,137      27,572
 Unisys Corp. ...............................................    783      10,864
 United Healthcare Corp. ....................................    840      41,737
 United Technologies Corp. ..................................  1,044      76,016
 Unocal Corp. ...............................................  1,107      42,965
 UNUM Corp. .................................................    625      33,984
 US Airways Group Inc. ......................................    452      28,250
 USF&G Corp. ................................................    497      10,965
 UST, Inc. ..................................................    824      30,436
 USX-Marathon Group .........................................  1,291      43,571
 USX-U.S. Steel Group, Inc. .................................    384      12,000
 V F Corp. ..................................................    829      38,082
 Viacom, Inc. ...............................................  1,581      65,512
 W.R. Grace & Co. ...........................................    333      26,785
 Wachovia Corp. .............................................    915      74,229
 Wal-Mart Stores, Inc. ...................................... 10,102     398,397
 Walgreen Co. ...............................................  2,206      69,213
 Warner-Lambert Co. .........................................  1,216     150,784
 Washington Mutual, Inc. ....................................  1,154      73,639
 Waste Management Inc. ......................................  2,032      55,880
 Wells Fargo & Co. ..........................................    394     133,738
 Wendy's International, Inc. ................................    590      14,196
 Western Atlas, Inc. ........................................    242      17,908
 Westvaco Corp. .............................................    457      14,366
 Weyerhaeuser Co. ...........................................    894      43,861
 Whirlpool Corp. ............................................    334      18,370
 Whitman Corp. ..............................................    455      11,858
 Willamette Industries, Inc. ................................    498      16,029
 Williams Cos., Inc. ........................................  1,424      40,406
 Winn-Dixie Stores, Inc. ....................................    667      29,139
 Woolworth Corp. ............................................    605      12,326
 WorldCom, Inc. .............................................  4,042     122,270
 Worthington Industries, Inc. ...............................    433       7,144
 Wrigley (Wm.) Jr. Co. ......................................    521      41,452
 Xerox Corp. ................................................  1,457     107,663
                                                                     -----------
Total Indexed Assets--Common Stocks (Cost: $23,282,051) 60.3%.......  33,887,787
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              FACE
                                             RATE  MATURITY  AMOUNT    VALUE
                                             ----  -------- -------- ----------
INDEXED ASSETS (CONTINUED):
Short-Term Debt Securities
U.S. Government (.1%)
 U.S. Treasury Bill......................... 4.97% 3/12/98  $ 20,000 $   19,796
 U.S. Treasury Bill......................... 5.14  1/22/98    40,000     39,879
                                                                     ----------
                                                                         59,675
                                                                     ----------
Commercial Paper (1.5%)
 Duke Power Co.............................. 6.72   1/2/98   829,000    828,845
                                                                     ----------
Total Short-Term Debt Securities (Cost: $888,529) 1.6%.............     888,520
                                                                     ----------
Total Indexed Assets--Common Stocks & Short-Term Debt Securities
 (Cost: $24,170,580) 61.9%.........................................  34,776,307
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
ACTIVE ASSETS:
Common Stocks
Basic Materials (1.3%)
 Atchison Casting Corp.*.....................................  4,000 $    65,000
 DEKALB Genetics Corp. Cl B..................................  2,200      86,350
 Essex International Inc.*...................................    700      20,825
 Lone Star Technologies, Inc.*...............................  6,600     187,275
 Morton International, Inc. .................................  3,900     134,062
 Oregon Steel Mills, Inc. ...................................  5,500     117,218
 Praxair, Inc. ..............................................  2,700     121,500
                                                                     -----------
                                                                         732,230
                                                                     -----------
Consumer, Cyclical (9.2%)
 American Greetings Corp. Cl A...............................  4,500     176,062
 Avis Rent A Car, Inc.*......................................  3,200     102,200
 Bed Bath & Beyond, Inc.*....................................  2,500      96,250
 Borg-Warner Automotive, Inc. ...............................  1,600      83,200
 Brylane, Inc.* .............................................  2,100     103,425
 Callaway Golf Co. ..........................................  7,300     208,506
 Central Garden & Pet Co.* ..................................  3,000      78,750
 Cinar Films, Inc. Cl B*.....................................  2,000      77,750
 CKE Restaurants, Inc. ......................................  1,400      58,975
 Coach USA, Inc.*............................................  2,990     100,165
 Consolidation Capital Corp.*................................  1,400      28,437
 Dan River, Inc.* ...........................................  3,700      60,818
 Dress Barn, Inc.* ..........................................  2,200      62,425
 Earthgrains Co. ............................................  1,900      89,300
 Fairfield Communities, Inc.*................................  3,850     170,362
 Family Golf Centers, Inc.*..................................  1,900      59,612
 Finlay Enterprises, Inc.*...................................  6,700     152,425
 Flowers Industries, Inc. ...................................  1,400      28,787
 Fred Meyer, Inc.*...........................................  2,000      72,750
 Gannett, Inc. ..............................................  2,400     148,350
 General Motors Corp.........................................  1,700     103,062
 Golden Bear Golf, Inc.*.....................................  5,300      42,400
 Interstate Bakeries Corp. ..................................  1,200      44,850
 Jacor Communications, Inc.*.................................  1,300      69,062
 Linens 'n Things, Inc.*.....................................    800      34,900
 Masco Corp..................................................  3,000     152,625
 May Department Stores Co....................................  2,400     126,450
 Michaels Stores, Inc.* .....................................  2,800      81,900
 Midwest Express Holdings, Inc.* ............................  5,000     194,062
 Nautica Enterprises, Inc.* .................................  1,000      23,250
 Outdoor Systems, Inc.* .....................................  2,900     111,650
 Pillowtex Corp. ............................................    900      31,387
 Polo Ralph Lauren Corp.*....................................  1,000      24,312
 Ryanair Holdings PLC--ADR*..................................  4,600     115,575
 Ryder System, Inc. .........................................  3,500     114,625
 St. John Knits, Inc......................................... 10,800     432,000
 Stage Stores, Inc.* ........................................  1,400      52,325
 Suiza Foods Corp.* .........................................  5,590     332,954
 Sunbeam, Corp...............................................  2,200      92,675
 The Men's Wearhouse, Inc.*..................................  1,600      55,600
 Tiffany & Co. ..............................................  3,500     126,218
 Tower Automotive, Inc.*.....................................  5,800     243,962
 Universal Foods Corp. ......................................  4,500     190,125
 Universal Outdoor Holdings, Inc.* ..........................  1,400      72,800
 Wendy's International, Inc. ................................  5,700     137,156
 Xerox Corp..................................................  2,500     184,531
                                                                     -----------
                                                                       5,149,005
                                                                     -----------
Consumer, Non-Cyclical (3.2%)
 Advanced Lighting Techs., Inc.*.............................  3,400      64,600
 American Home Products Corp.................................  1,700     130,050
 American Stores Co..........................................  7,700     158,331

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
ACTIVE ASSETS (CONTINUED):
Common Stocks (Continued)
Consumer, Non-Cyclical (Continued)
 AmeriSource Health Corp--Cl A*..............................    900 $    52,425
 Bergen Brunswig.............................................  2,800     117,950
 BioChem Pharma, Inc.* ......................................  1,000      20,875
 Biomet, Inc.................................................  2,400      61,500
 Dura Pharmaceuticals, Inc.*.................................  1,000      45,875
 Elan Corp Plc*..............................................    500      25,593
 ESC Medical Systems Ltd.* ..................................  2,200      85,250
 Express Scripts, Inc--Cl A*.................................  1,400      84,000
 I-STAT Corporation*.........................................  3,500      55,343
 IDEC Pharmaceuticals Corp.*.................................  1,600      55,000
 JP Foodservice, Inc.* ......................................  1,500      55,406
 Keystone Automotive Inds*...................................  1,400      33,250
 Lincare Holdings, Inc.* ....................................  1,600      91,200
 Medimmune, Inc.* ...........................................    800      34,300
 Mentor Corp.................................................  2,000      73,000
 Omnicare, Inc...............................................  1,800      55,800
 Pediatrix Medical Group, Inc.*..............................  1,200      51,300
 Phillip Morris Cos., Inc....................................  4,500     203,906
 Safeskin Corp.*.............................................    700      39,725
 Warnaco Group, Inc. Cl A....................................  5,000     156,875
 Whole Foods Market, Inc.*...................................  1,200      61,350
                                                                     -----------
                                                                       1,812,904
                                                                     -----------
Energy (3.1%)
 Elf Aquitaine--ADR..........................................  3,300     193,462
 EVI, Inc.*..................................................  1,000      51,750
 Global Industries Ltd.*.....................................  2,200      37,400
 Kerr-McGee Corp. ...........................................  2,800     177,275
 Mobil Corp..................................................  1,700     122,718
 Newpark Resources Inc.* ....................................  9,800     171,500
 Oceaneering Int'l, Inc.* ................................... 10,400     205,400
 Precision Drilling Corp.* ..................................  8,600     209,625
 St. Mary Land Exploration Co. ..............................  3,500     122,500
 Texaco, Inc.................................................  2,000     108,750
 Union Pacific Resources Grp., Inc. .........................  7,500     181,875
 Varco International, Inc.*..................................  2,840      60,882
 Veritas DGC, Inc.*..........................................  2,800     110,600
                                                                     -----------
                                                                       1,753,737
                                                                     -----------
Financial (6.2%)
 Ahmanson (H.F.) & Co........................................  2,500     167,343
 American Int'l. Group, Inc..................................  2,550     277,312
 Aon Corp. ..................................................  2,100     123,112
 Associated Banc-Corp........................................    500      27,562
 Beneficial Corp.............................................  1,200      99,750
 Checkfree Holdings Corp.* ..................................  4,900     132,300
 Citicorp....................................................  3,200     404,600
 CMAC Investment Corporation.................................  2,100     126,787
 Enhance Financial Svcs Group................................  2,000     119,000
 Executive Risk, Inc.* ......................................  1,700     118,681
 First Union Corp. ..........................................  4,000     205,000
 Fleet Financial Group, Inc. ................................  1,900     142,381
 INMC Mortgage Holdings, Inc. ...............................  4,200      98,437
 Keystone Financial, Inc.....................................  5,300     213,325
 Loews Corp. ................................................  1,200     127,350
 National Golf Properties, Inc. .............................  3,100     101,718
 NationsBank Corp............................................  4,400     267,575
 Oriental Financial Group....................................  5,000     147,812
 Patriot American Hospitality................................  2,112      60,852
 Providian Financial Corp. ..................................  2,700     122,006
 The Money Store, Inc. ......................................  2,750      57,750

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                             SHARES    VALUE
                                                             ------ ------------
ACTIVE ASSETS (CONTINUED):
Common Stocks (Continued)
Financial (Continued)
 U.S. Bancorp...............................................  2,000 $    223,875
 Vesta Insurance Group, Inc.................................  1,900      112,812
                                                                    ------------
                                                                       3,477,340
                                                                    ------------
Industrial (3.9%)
 AGCO Corp..................................................  9,000      263,250
 American Disposal Serv., Inc.*.............................  1,100       40,150
 Applied Materials, Inc.*................................... 10,400      313,300
 Aviall, Inc.*..............................................  4,300       64,231
 Burlington Northern Santa Fe Corp. ........................  1,400      130,112
 Cambridge Tech. Partners, Inc.*............................    800       33,300
 Chart Industries, Inc......................................  4,300       98,093
 Expeditors Int'l Wash., Inc................................    800       30,800
 First Data Corp............................................  5,000      146,250
 Foster Wheeler Corp........................................  2,900       78,481
 Hardinge, Inc..............................................  5,900      219,775
 Hooper Holmes, Inc.........................................  5,400       78,637
 Hvide Marine, Inc.*........................................  1,100       28,325
 Keane, Inc.*...............................................    780       31,687
 Knightsbridge Tankers Ltd..................................  3,000       84,937
 Knoll, Inc.*...............................................  1,100       35,337
 QuickResponse Services, Inc.*..............................  2,400       88,800
 Union Pacific Corp.........................................  3,100      193,556
 USA Waste Services, Inc.*..................................  2,597      101,932
 York International Corp....................................  3,100      122,643
                                                                    ------------
                                                                       2,183,596
                                                                    ------------
Technology (9.7%)
 3Com Corp.*................................................ 11,700      408,768
 Advanced Fibre Communication*..............................  2,300       66,987
 America Online, Inc.*......................................    700       62,431
 Atmel Corp.*............................................... 11,900      220,893
 Ballard Medical Products...................................  4,000       97,000
 Boeing Co..................................................  2,400      117,450
 Boston Technology Inc*.....................................  5,500      138,187
 CBT Group PLC*.............................................  1,900      156,037
 CIENA Corp.*...............................................  1,100       67,237
 Cisco Systems, Inc.*....................................... 13,050      727,537
 Citrix Systems, Inc.*......................................    700       53,200
 Compaq Computer Corp.*.....................................  9,200      519,225
 Cytyc Corporation*.........................................  3,500       87,062
 INCYTE Pharmaceuticals, Inc.*..............................  2,800      126,000
 Intel Corp.................................................  7,800      547,950
 Intl. Business Machines Corp...............................  1,800      188,212
 Linear Technology Corp.....................................  6,100      351,512
 Maxim Integrated Products, Inc*............................  7,600      262,200
 Parametric Technology Co.*.................................  4,900      232,137
 Raytheon Co.-Cl B..........................................  3,800      191,900
 Raytheon Co.-Cl A*.........................................    108        5,352
 Sun Microsystems, Inc.*.................................... 10,200      406,725
 Technology Solutions Company*..............................  2,115       55,783
 Tellabs, Inc.*.............................................  1,100       58,162
 Transaction Network Services, Inc.*........................  1,700       29,325
 Xilinx, Inc.*..............................................  7,500      262,968
                                                                    ------------
                                                                       5,440,240
                                                                    ------------
Utilities (1.0%)
 Duke Energy Corp...........................................  2,700      149,512
 Edison International.......................................  2,600       70,687

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                              SHARES    VALUE
                                                              ------ -----------
ACTIVE ASSETS (CONTINUED):
Common Stocks (Continued)
Utilities (Continued)
 MCI Communications Corp..................................... 4,500  $   192,690
 SBC Communications, Inc..................................... 2,100      153,825
                                                                     -----------
                                                                         566,714
                                                                     -----------
Total Active Portion--Common Stocks (Cost: $17,457,664) 37.6%.......  21,115,766
                                                                     -----------

                                                             FACE
                                            RATE  MATURITY  AMOUNT     VALUE
                                            ----  -------- -------- -----------
Short-Term Debt Securities
U.S. Government (**)
 U.S. Treasury Bill........................ 5.20% 2/26/98  $ 10,000 $     9,919
                                                                    -----------
Commercial Paper (0.5%)
 Duke Power Co............................. 6.72   1/2/98   207,000     206,962
 ReliaStar Mortgage Corp................... 6.00   1/5/98   100,000      99,933
                                                                    -----------
                                                                        306,895
                                                                    -----------
Total Short-Term Debt Securities (Cost: $316,814) 0.5%............      316,814
                                                                    -----------
Total Active Securities (Cost: $17,774,478) 38.1%.................   21,432,580
                                                                    -----------
Total Investments (Cost: $41,945,058) 100.0%......................  $56,208,887
                                                                    ===========

-------
 * Non-income producing security.
** Less than .1%.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1997:

                                                    UNDERLYING FACE  UNREALIZED
                                    EXPIRATION DATE AMOUNT AT VALUE    (LOSS)
                                    --------------- ---------------- ----------
Purchased
 4 SP 500 Stock Index Futures
  Contracts........................   March 1998        $979,100       $(200)
                                                        ========       =====

  The face value of futures purchased and outstanding as percentage of total investment in securities: 1.7%.

   The accompanying notes are an integral part of these financial statements.

               MUTUAL OF AMERICA INSTITUTIONAL FUNDS (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------
LONG-TERM DEBT SECURITIES:
U.S. Government (40.0%)
 U.S. Treasury Bond...................... 7.13%  2/15/23 $1,750,000 $ 1,997,730
 U.S. Treasury Note...................... 6.38   3/31/01  2,000,000   2,037,500
 U.S. Treasury Note...................... 6.50   5/15/05  4,000,000   4,170,000
 U.S. Treasury Note...................... 6.63   4/30/02    500,000     516,405
                                                                    -----------
                                                                      8,721,635
                                                                    -----------
Agencies/Other (35.8%)
 Federal Home Loan Bank.................. 0.00    7/2/12  5,000,000   1,619,550
 Federal Home Loan Bank.................. 0.00   8/18/17  5,000,000   1,081,250
 FHLMC................................... 6.50  10/15/06    400,000     400,500
 FHLMC................................... 8.00   7/15/06    380,116     396,624
 FHLMC................................... 7.00   4/15/17    456,497     459,920
 FHLMC................................... 7.50   5/15/18    241,388     242,896
 FNMA.................................... 6.80   6/25/05    500,864     502,116
 FNMA.................................... 7.75  10/25/18    468,836     471,911
 FNMA.................................... 7.00  11/25/07  1,000,000   1,026,871
 FNMA.................................... 7.00  11/25/05    600,000     608,808
 Republic of Iceland..................... 6.13    2/1/04  1,000,000     998,130
                                                                    -----------
                                                                      7,808,576
                                                                    -----------
Consumer, Cyclical (4.5%)
 Fruit of the Loom, Inc.................. 7.38  11/15/23    250,000     237,535
 Fruit of the Loom, Inc.................. 7.00   3/15/11    250,000     239,735
 Woolworth Corp.......................... 7.00  10/15/02    500,000     509,995
                                                                    -----------
                                                                        987,265
                                                                    -----------
Financial (11.7%)
 Bear Stearns Cos., Inc.................. 6.63   10/1/04  1,000,000   1,003,240
 Rank Group Financial PLC................ 6.75  11/30/04    500,000     500,525
 Rodamco NV.............................. 7.30   5/15/05  1,000,000   1,040,550
                                                                    -----------
                                                                      2,544,315
                                                                    -----------
Industrial (7.3%)
 Clark Equipment Co...................... 8.35   5/15/23    500,000     584,455
 Williams Cos., Inc...................... 6.50  11/15/02  1,000,000   1,004,450
                                                                      1,588,905
                                                                    -----------
Total Long-Term Debt Securities (Cost: $21,014,691) 99.3%.........   21,650,696
                                                                    -----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (*)
 U.S. Treasury Bill...................... 4.87    2/5/98     10,000       9,952
                                                                    -----------
Commercial Paper (0.7%)
 CIT Group Holdings, Inc. ............... 5.80    1/7/98    147,000     146,858
                                                                    -----------
Total Short-Term Debt Securities (Cost: $156,810) 0.7%............      156,810
                                                                    -----------
Total Investments (Cost: $21,171,501) 100.0% .....................  $21,807,506
                                                                    ===========

-------
* Less than .1%
Abbreviations:FHLMC = Federal Home Loan Bank
FNMA= Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INSTITUTIONAL FUNDS (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                          DISCOUNT            FACE   AMORTIZED
                                  RATING*   RATE   MATURITY  AMOUNT     COST
                                  ------- -------- -------- -------- ----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.2%)
 U.S. Treasury Bill..............           5.00%  02/05/98 $ 15,000 $   14,926
                                                                     ----------
                                                                         14,926
                                                                     ----------
Commercial Paper (99.8%)
 Abbott Laboratories............. A1+/P1    5.75   01/07/98  155,000    154,851
 American Express Credit Corp. ..  A1/P1    5.49   01/30/98  150,000    149,321
 American Express Credit Corp. ..  A1/P1    6.10   01/09/98  150,000    149,796
 Anheuser Busch Cos., Inc........ A1+/P1    5.64   01/20/98  130,000    129,611
 AT&T Credit Corp. .............. A1+/P1    5.52   01/02/98  167,000    166,974
 Baltimore Gas & Electric Co.....  A1/P1    5.95   01/13/98  151,000    150,700
 Bell Atlantic Financial
  Services, Inc. ................  A1/P1    5.80   01/05/98  190,000    189,877
 Bellsouth Telecommunication
  Corp. ......................... A1+/P1    5.73   01/13/98  100,000     99,808
 Bellsouth Telecommunication
  Corp. ......................... A1+/P1    5.75   02/05/98  100,000     99,440
 Bemis Co........................  A1/P1    5.95   01/23/98  300,000    298,908
 Central Illinois Light..........  A1/P1    5.91   01/15/98  148,000    147,659
 CIT Group Holdings, Inc. ....... A1+/P1    5.80   01/07/98  230,000    229,777
 Coca-Cola Co. .................. A1+/P1    5.56   01/09/98  220,000    219,726
 Daimler Benz North Amer. Corp. .  A1/P1    5.69   01/12/98  200,000    199,650
 Disney (Walt) Enterprises Inc. .  A1/P1    5.58   01/12/98  220,000    219,622
 Duke Power Co................... A1+/P1    6.72   01/02/98  149,000    148,972
 DuPont EI Nemour (Res).......... A1+/P1    5.66   02/23/98  300,000    297,497
 Eaton Corp......................  A1/P1    5.95   02/09/98  300,000    298,064
 Ford Motor Credit Co. ..........  A1/P1    5.74   02/02/98  100,000     99,487
 General Electric Capital Corp. . A1+/P1    5.50   01/05/98  150,000    149,906
 General Electric Capital Corp. . A1+/P1    6.10   01/13/98  150,000    149,695
 General Mills, Inc..............  A1/P1    6.69   01/05/98  100,000     99,926
 GTE Funding Inc.................  A1/P1    6.35   01/28/98  100,000     99,523
 GTE Funding Inc.................  A1/P1    5.98   01/22/98  200,000    199,299
 Hewlett Packard Co. ............ A1+/P1    5.80   01/08/98  146,000    145,835
 IBM Credit Corp.................  A1/P1    5.59   01/06/98  220,000    219,828
 International Lease Fin Corp. ..  A1/P1    6.30   01/12/98  130,000    129,749
 Interstate Power Corp...........  A1/P1    5.83   01/23/98  230,000    229,178
 Interstate Power Corp...........  A1/P1    6.05   01/27/98  100,000     99,563
 Kimberly-Clark Corp. ........... A1+/P1    6.20   01/13/98  300,000    299,379
 Lucent Technology, Inc. ........  A1/P1    5.50   01/16/98  130,000    129,699
 Merrill Lynch & Co. ............ A1+/P1    6.10   01/15/98  125,000    124,703
 Merrill Lynch & Co. ............ A1+/P1    5.54   02/02/98  150,000    149,244
 National Rural Utilities........ A1+/P1    5.72   02/05/98  102,000    101,431
 Northern Illinois Gas Corp. .... A1+/P1    5.97   01/22/98  208,000    207,275
 Novartis Finance Corp. ......... A1+/P1    5.79   01/08/98  200,000    199,774
 PHH Corp. ......................  A1/P1    6.10   01/12/98  201,000    200,625
 Pitney Bowes Credit Corp. ...... A1+/P1    6.00   01/14/98  180,000    179,609
 Procter & Gamble Co............. A1+/P1    5.80   02/05/98  300,000    298,306
 Toyota Motor Credit Corp........ A1+/P1    5.65   01/12/98  108,000    107,812
 Toyota Motor Credit Corp........ A1+/P1    5.88   01/23/98  120,000    119,568
 Wisconsin Electric Fuel......... A1+/P1    5.75   01/27/98  127,000    126,470
 Xerox Credit Corp. .............  A1/P1    5.75   01/07/98  202,000    201,806
                                                                     ----------
                                                                      7,417,943
                                                                     ----------
Total Short-Term Debt Securities (Cost: $7,432,869) 100%............ $7,432,869
                                                                     ==========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                          ALL AMERICA    BOND     MONEY MARKET
                                             FUND        FUND         FUND
                                          ----------- ----------- ------------
Assets:
Investments at market value (Notes 1 and
 3)
  (Cost:
   All America Fund--$41,945,058
   Bond Fund--$21,171,501
   Money Market--$7,432,869)............. $56,208,887 $21,807,506  $7,432,869
Cash.....................................     319,628      17,848         507
Interest and dividends receivable........      59,318     242,484         --
Shareholders subscriptions receivable....      81,000      81,000      80,899
Receivable for securities sold...........      21,871         --          --
                                          ----------- -----------  ----------
Total Assets.............................  56,690,704  22,148,838   7,514,275
Payable for securities purchased.........         200         --          --
Dividend payable to shareholders.........      14,401       1,227       2,269
Accrued expenses.........................       2,940         622         310
                                          ----------- -----------  ----------
Net Assets............................... $56,673,163 $22,146,989  $7,511,696
                                          =========== ===========  ==========
Shares Outstanding (Note 4)..............   4,481,109   2,127,410     740,224
                                          =========== ===========  ==========
Net Asset Value Per Share................ $     12.65 $    10. 41  $    10.15
                                          =========== ===========  ==========



   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS

                              ALL AMERICA          BOND         MONEY MARKET
                                  FUND             FUND             FUND
                            ---------------- ---------------- -----------------
                                                               FOR THE PERIOD
                                                                 MAY 1, 1997
                              FOR THE YEAR     FOR THE YEAR     (COMMENCEMENT
                                 ENDED            ENDED       OF OPERATIONS) TO
                            DECEMBER 31,1997 DECEMBER 31,1997 DECEMBER 31, 1997
                            ---------------- ---------------- -----------------
Investment Income: (Note
 1)
  Dividends...............    $   773,877      $       --         $    --
  Interest................         40,062        1,343,822         110,804
                              -----------      -----------        --------
Total Investment Income...        813,939        1,343,822         110,804
                              -----------      -----------        --------
Expenses: (Note 2)
  Investment management
   fees...................        291,620           94,370           3,930
  Directors' (independent)
   fees and expenses......         22,369           22,369          15,323
  Custodian expenses......         44,624            1,945           1,909
  Accounting expenses.....         26,600           26,600          12,000
  Transfer agent fees.....         12,060           12,060           8,060
  Legal...................         38,175           38,115           1,342
  Audit...................         15,600            7,600           3,800
  Printing and Other......         38,915            8,290           2,650
                              -----------      -----------        --------
Total Expenses before
 reimbursement............        489,963          211,349          49,014
Expense reimbursement.....        (20,310)         (64,153)        (41,154)
                              -----------      -----------        --------
Net Expenses..............        469,653          147,196           7,860
                              -----------      -----------        --------
Net Investment Income.....        344,286        1,196,626         102,944
                              -----------      -----------        --------
Net Realized and
 Unrealized Gain (Loss) on
 Investments (Note 1):
Net realized gain (loss)
 on investments:
  Net proceeds from sale..     34,036,469       11,097,306             --
  Cost of securities sold.     28,780,474       10,871,749             --
                              -----------      -----------        --------
Net realized gain (loss)..      5,255,995          225,557             --
Realized gain (loss) on
 short-term securities....            (72)            (904)           (43)
                              -----------      -----------        --------
Net realized gain (loss)
 on investments...........      5,255,923          224,653             (43)
Net unrealized
 appreciation
 (depreciation) of
 investments..............      8,744,059          373,683             --
                              -----------      -----------        --------
Net Realized and
 Unrealized Gain (Loss) on
 Investments..............     13,999,982          598,336             (43)
                              -----------      -----------        --------
Net Increase in Net Assets
 Resulting from
 Operations...............    $14,344,268      $ 1,794,962        $102,901
                              ===========      ===========        ========


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     MONEY MARKET
                                   ALL AMERICA FUND                        BOND FUND                     FUND
                          ----------------------------------- ------------------------------------ -----------------
                                             FOR THE PERIOD                       FOR THE PERIOD    FOR THE PERIOD
                                               MAY 1, 1996                         MAY 1, 1996        MAY 1, 1997
                            FOR THE YEAR      (COMMENCEMENT     FOR THE YEAR      (COMMENCEMENT      (COMMENCEMENT
                                ENDED       OF OPERATIONS) TO       ENDED       OF OPERATIONS) TO  OF OPERATIONS) TO
                          DECEMBER 31, 1997 DECEMBER 31, 1996 DECEMBER 31, 1997 DECEMBER 31, 1996  DECEMBER 31, 1997
                          ----------------- ----------------- ----------------- ------------------ -----------------
From Operations:
  Net investment income.    $    344,286       $   328,237       $ 1,196,626       $   763,822        $  102,944
  Net realized gain
   (loss) on
   investments..........       5,255,923          (447,954)          224,653            (8,766)              (43)
  Net unrealized
   appreciation
   (depreciation) of
   investments..........       8,744,059         5,519,770           373,683           262,322               --
                            ------------       -----------       -----------       -----------        ----------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........      14,344,268         5,400,053         1,794,962         1,017,378           102,901
                            ------------       -----------       -----------       -----------        ----------
Dividend Distributions
 (Note 5):
  From net investment
   income...............        (342,956)         (325,235)       (1,195,133)         (758,821)         (102,362)
  From capital gains....      (4,524,483)              --            (25,567)              --                --
                            ------------       -----------       -----------       -----------        ----------
Total Distributions.....      (4,867,439)         (325,235)       (1,220,700)         (758,821)         (102,362)
                            ------------       -----------       -----------       -----------        ----------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............       2,120,648        50,137,638         1,388,091        20,123,533         7,907,064
  Dividend
   reinvestments........       4,852,995           325,235         1,219,471           758,821           100,093
  Cost of shares
   redeemed.............     (15,290,000)          (25,000)       (2,051,357)         (124,389)         (496,000)
                            ------------       -----------       -----------       -----------        ----------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........      (8,316,357)       50,437,873           556,205        20,757,965         7,511,157
                            ------------       -----------       -----------       -----------        ----------
Net Increase (Decrease)
 in Net Assets..........       1,160,472        55,512,691         1,130,467        21,016,522         7,511,696
Net Assets, Beginning of
 Year/Period............      55,512,691               --         21,016,522               --                --
                            ------------       -----------       -----------       -----------        ----------
Net Assets, End of
 Year/Period............    $ 56,673,163       $55,512,691       $22,146,989       $21,016,522        $7,511,696
                            ============       ===========       ===========       ===========        ==========
Components of Net
 Assets:
  Paid-in capital.......    $ 42,121,516       $50,437,873       $21,314,170       $20,757,965        $7,511,157
  Accumulated
   undistributed net
   investment income....           4,332             3,002             6,495             5,001               582
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......         283,486          (447,954)          190,319            (8,766)              (43)
  Unrealized
   appreciation
   (depreciation) of
   investments..........      14,263,829         5,519,770           636,005           262,322               --
                            ------------       -----------       -----------       -----------        ----------
Net Assets, End of
 Year/Period............    $ 56,673,163       $55,512,691       $22,146,989       $21,016,522        $7,511,696
                            ============       ===========       ===========       ===========        ==========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                                                                             MONEY MARKET
                             ALL AMERICA FUND              BOND FUND             FUND
                         ------------------------- ------------------------- ------------
                                                                             FOR THE YEAR
                         YEAR  ENDED   YEAR ENDED  YEAR  ENDED   YEAR ENDED     ENDED
                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                             1997       1996(F)        1997       1996(F)      1997 (E)
                         ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $10.98       $10.00       $10.13       $10.01       $10.00
                            ------       ------       ------       ------       ------
Income from investment
 operations:
  Net investment income.      0.08         0.06         0.59         0.38         0.35
  Net gains or losses on
   securities (realized
   and unrealized)......      2.77         0.98         0.29         0.12          --
                            ------       ------       ------       ------       ------
Total from Investment
 Operations.............      2.85         1.04         0.88         0.50         0.35
                            ------       ------       ------       ------       ------
Less dividend
 distributions:
  From net investment
   income...............     (0.08)       (0.06)       (0.59)       (0.38)       (0.20)
  From capital gains....     (1.10)         --         (0.01)         --           --
                            ------       ------       ------       ------       ------
Total Distributions.....     (1.18)       (0.06)       (0.60)       (0.38)       (0.20)
                            ------       ------       ------       ------       ------
Net Asset Value, End of
 Period.................    $12.65       $10.98       $10.41       $10.13       $10.15
                            ======       ======       ======       ======       ======
Total return (%) (b)....      26.0         10.4          8.9          5.0          3.5
Net assets, end of
 period ($ millions)....      56.7         55.5         22.1         21.0          7.5
Ratio of net investment
 income to average net
 assets (%) (a).........      0.59         0.95         5.69         5.63         5.17
Ratio of expenses to
 average net assets (%)
 (a)....................      0.84         0.87         1.00         0.90         2.47
Ratio of expenses to
 average net assets
 after expense
 reimbursement (%) (Note
 2) (a).................      0.81         0.85         0.70         0.70         0.40
Portfolio turnover rate
 (%) (c)................     35.96         9.33        56.18        17.85          N/A
Average commission rate
 paid ($) (d)...........     .0321        .0483          N/A          N/A          N/A

-------
(a) Annualized.
(b)Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c)Portfolio turnover rate excludes all short-term securities.
(d)Average commission rate paid per share of stock.
(e)Commenced operations May 1, 1997.
(f)Commenced operations May 1, 1996.
N/A = Not Applicable.


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT POLICIES AND ORGANIZATION

  Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing three series of common stock representing shares of the All America Fund, Bond Fund and Money Market Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

  The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

  The Investment Company commenced operations on May 1, 1996, (the effective date of its registration) although the Bond Fund was initially seeded with a $100,000 cash investment on April 23, 1996 by its sponsor, Mutual of America Capital Management Corporation. The Money Market Fund commenced operations on May 1, 1997.

  Security Valuation--Investment securities are valued as follows:

    Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price on the principal exchange is used. For any equity securities traded in the over-the-counter market
  (OTC), the security is valued at the last sale price, or if no sale, at the latest bid price available.

    Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

  Security Transactions--Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividend income from foreign corporations is reflected net of imposed source tax withholding.

  Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

  The All America Fund may purchase stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, equal to approximately 4% of the contract amount, does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market"on a daily basis to reflect the market value of the contract at the end of each trading day. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a fund's exposure to off-balance sheet risk.

  Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

  Organizational expenses of the Investment Company were borne by its sponsor, Mutual of America Capital Management Corporation, the investment management adviser of the Company.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  The Investment Company has entered into an Investment Advisory Agreement with the Adviser. For providing investment management services to the Investment Company each fund accrues a fee, calculated as a daily charge at the annual rate of .50% of the value of the net assets for the All America Fund, .45% of the value of the net assets for the Bond Fund, and .20% of the value of the net assets for the Money Market Fund.

  Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisors responsible for providing management services for a portion of the fund's assets. The Adviser is responsible for compensation payable under such Sub-Advisory Agreements.

  The Adviser voluntarily limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management expenses and extraordinary expenses to an annual rate of .35% of the value of the net assets of the All America Fund,
 .25% of the net assets of the Bond Fund, and .20% of the net assets of the Money Market Fund. Accrual of these other operating expenses at their respective specified annual rates is calculated as a daily charge. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

  The rate established for the All America Fund was reduced to .30% in early August, 1997 and was further reduced to .20% on October 1, 1997 so as to maintain as close a relationship as possible between the established rate (charged daily) and the fund's actual expenses, but not to exceed the respective rates under the Adviser's existing expense limitation agreement with each fund. In January, 1998 this charge was adjusted to .35% in recognition of the fund's actual expenses.

  The Adviser's voluntary agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to an annual rate of .85% of the net assets of the All America Fund,
 .70% of the net assets of the Bond Fund, and .40% of the net assets of the Money Market Fund may be discontinued at any time.

  The Investment Company has entered into an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the Funds and to calculate the net asset values of the Funds, effective January 2, 1997. Previous thereto, such services were provided by an unaffiliated entity. The compensation paid by the Funds for these services prior to and subsequent to January 2, 1997 is subject to the voluntary expense reimbursement of the Adviser.

  The All America Fund placed a portion of its portfolio transactions with an affiliated broker-dealer of the Adviser. Total commissions paid to this affiliate was $2,070 or 4% of total commissions for the year. In addition, a Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $18,793 or 38% of the fund's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities for the year ended December 31, 1997 was as follows:

                                           ALL AMERICA    BOND     MONEY MARKET
                                              FUND        FUND         FUND
                                           ----------- ----------- ------------
    Cost of investment purchases.........  $19,937,009 $ 6,059,850  $      --
                                           =========== ===========  ==========
    Proceeds from sales of investments...  $34,036,469 $ 1,005,259  $      --
                                           =========== ===========  ==========
    The cost of investment purchases and
     proceeds from sales of U.S.
     Government (excluding short-term)
     securities was as follows:
      Cost of investment purchases.......  $       --  $ 6,088,142  $      --
                                           =========== ===========  ==========
      Proceeds from sales of investments.  $       --  $10,092,047  $      --
                                           =========== ===========  ==========
  For the Money Market Fund, the cost of short-term securities purchases for the year was $21,892,723. Net proceeds from sales and redemptions was
$14,570,617.

  At December 31, 1997, the net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:
                                           ALL AMERICA    BOND     MONEY MARKET
                                              FUND        FUND         FUND
                                           ----------- ----------- ------------
    Unrealized appreciation..............  $15,671,181 $   636,278  $      --
    Unrealized depreciation..............    1,407,352         273         --
                                           ----------- -----------  ----------
    Net unrealized appreciation
     (depreciation)......................  $14,263,829 $   636,005  $      --
                                           =========== ===========  ==========
    Aggregate cost of investments for
     Federal income tax purposes.........  $41,945,058 $21,171,501  $7,432,869
                                           =========== ===========  ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
4. CAPITAL SHARE ACTIVITY AND OWNERSHIP

  At December 31, 1997 one billion shares of $.01 par value common stock have been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund and 15 million shares each to the Bond and Money Market Funds.

  Transactions in shares during the year ending December 31, 1997 were as follows:

                                      FOR THE YEAR ENDED DECEMBER 31, 1997
                                      --------------------------------------------
                                      ALL AMERICA       BOND       MONEY MARKET
                                          FUND          FUND           FUND
                                      --------------  -----------  ---------------
Shares sold..........................       156,660       136,473       778,779
Shares issued as reinvestment of
 dividends (Note 5)..................       383,559       118,985         9,874
Shares redeemed......................    (1,116,180)     (202,267)      (48,429)
                                      -------------   -----------    ----------
Net increase (decrease)..............      (575,961)       53,191       740,224
                                      =============   ===========    ==========

                                                           FOR THE YEAR ENDED
                                                            DECEMBER 31, 1996
                                                          ---------------------
                                                          ALL AMERICA   BOND
                                                             FUND       FUND
                                                          ----------- ---------
Shares sold..............................................  5,029,363  2,011,622
Shares issued as reinvestment of dividends (Note 5)......     30,167     75,089
Shares redeemed..........................................     (2,461)   (12,492)
                                                           ---------  ---------
Net increase (decrease)..................................  5,057,069  2,074,219
                                                           =========  =========

  As at December 31, 1997, Mutual of America Life Insurance Company and its subsidiaries, affiliates of the Adviser, were shareholders of each fund's outstanding shares as follows:

             All America Fund.............................. 96%
             Bond Fund..................................... 98%
             Money Market fund............................. 14%

  In addition, one unaffiliated shareholder was owner of 54% of the Money Market Fund's outstanding shares.

5. DIVIDENDS

  On June 30, 1997 and September 15, 1997 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 27, 1997, and September 14, 1997. On December 31, 1997, a dividend distribution consisting of net investment income and capital gains was declared and paid to shareholders of record on December 30, 1997. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund (see Note 4 above).

                                            ALL AMERICA    BOND     MONEY MARKET
                                               FUND        FUND         FUND
                                            ----------- ----------- ------------
    Distributions from:
      Net investment income................ $   342,956 $ 1,195,133  $ 102,362
      Net realized capital gains...........   4,524,483      25,567        --
                                            ----------- -----------  ---------
    Total dividend distributions........... $ 4,867,439 $ 1,220,700  $ 102,362
                                            =========== ===========  =========
    Dividend amounts per share............. $      1.18 $       .60  $     .20
                                            =========== ===========  =========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Institutional Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc. (a Maryland Corporation) comprising the All America, Bond and Money Market Funds as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each period in the two years then ended, and the financial highlights for each period in the two years then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the All America, Bond and Money Market Funds of Mutual of America Institutional Funds, Inc. as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each period in the two years then ended and their financial highlights for each period in the two years then ended in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP
New York, New York
February 20, 1998

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.





            Distributed by Mutual of America Securities Corporation
              320 Park Avenue New York, NY 10022-6839 800 914-8716